Intangible Assets, Net (Tables)	12 Months Ended
Mar. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets net
	Useful life	March 31, 2019	March 31, 2018

Trademark	10	$45,350	$48,458
Software	10	35,629	26,013
Less: accumulated amortization		(19,883)	(13,798)
		$61,096	$60,673